Convertible Debt - Related Party (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 EUR (€) € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Convertible Debt - Related Party [Abstract]
Loan agreements totaling					$ 467,154	€ 417,133	$ 467,154	€ 417,133
Bear interest	3.50%
Convertible Debt maturity Date	Sep. 30, 2022	Sep. 30, 2022
Demand balance (in Dollars) | $	$ 31,719
Loans outstanding, percentage	0.50%	0.50%
Convertible per share (in Euro per share) | € / shares		€ 1
Debt discount | €						€ 13,064		€ 13,064
Convertible debt related party	$ 31,719	€ 30,000	$ 32,181	€ 30,000